Proforma Adjustment - Statement of Operations (Pro Forma [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Pro Forma [Member]
Pro forma adjustment - Statement of Operations

6.	Pro forma adjustments –Statement of Operations for the six months ended June 30, 2014

The pro forma adjustments to the pro forma statement of operations for the three months ended March 31, 2014 have been prepared to reflect the following transactions:

(u)	Reversal of $62,450 of interest expense, of which $34,927 is related to the 30% conversion of MTF Notes, $25,845 is related to the 2013 Bridge Notes and $1,678 is related to the May 2014 MTF Note.

(v)	Reversal of amortization of debt discount of $91,111, of which $20,959 is related to the 2013 MTF Bridge Notes and 2014 MTF Note, $53,430 is related to the Orthofix 2013 Bridge Notes and $16,721 is related to the AFH 2013 Bridge Note.

(w)	Estimated stock-based compensation expense of $164,185, which is related to the management and consultant stock option grants.

5.	Pro forma adjustment –Statement of Operations for the year ended December 31, 2013

The pro forma adjustments to the pro forma statement of operations for the year ended December 31, 2013 have been prepared to reflect the following transactions:

(q)	Reversal of one-time legal fees of $50,000 associated with the LOI transactions including the PPM and Merger Agreement.

(r)	Reversal of $83,267 of interest expense, of which $64,178 is related to the 30% conversion of MTF Notes and $19,088 related to the 2013 Bridge Notes.

(s)	Reversal of amortization of debt discount related to the 2013 Bridge Notes of $67,104.

(t)	Estimated stock-based compensation expense of $1,291,733 related to the management and consultant stock option grants, board and CEO stock option grants and restricted stock awards.